Equity (Summary of Classes of Share Capital - Common Shares) (Details) - CAD ($) shares in Millions, $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Disclosure of classes of share capital [line items]
Balance at beginning of period			$ 112,071
Balance at end of period	$ 111,576		$ 111,576
Common shares [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period (shares)	1,759.6	1,839.6	1,791.4	1,821.7
Balance at beginning of period	$ 25,257	$ 25,852	$ 25,434	$ 24,363
Proceeds from shares issued on exercise of stock options, Number of shares	0.4	0.1	1.4	1.2
Proceeds from shares issued on exercise of stock options, Amount	$ 26	$ 6	$ 92	$ 77
Shares issued as a result of dividend reinvestment plan, Number of shares	1.6	2.1	4.9	18.9
Shares issued as a result of dividend reinvestment plan	$ 129	$ 175	$ 398	$ 1,593
Purchase of shares for cancellation and other, Number of Shares	(13.3)	(14.3)	(49.4)	(14.3)
Purchase of shares for cancellation and other, Amount	$ (190)	$ (200)	$ (702)	$ (200)
Balance at end of period (shares)	1,748.3	1,827.5	1,748.3	1,827.5
Balance at end of period	$ 25,222	$ 25,833	$ 25,222	$ 25,833